UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-06175

Eclipse Funds Inc.

(Exact name of Registrant as specified in charter)

51 Madison Avenue, New York, New York  10010

(Address of principal executive office) (Zip Code)

George S. Shively, 51 Madison Avenue, New York, New York 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-576-7000

Date of fiscal year end:  October 31

Date of reporting period:   July 31, 2010

Item 1.  Schedule of Investments.

The schedule of investments for the period ended July 31, 2010 is filed herewith.

MainStay High Yield Opportunities Fund
Portfolio of Investments ††† July 31, 2010 unaudited
Principal Amount	Value

	Long-Term Bonds 92.0%†
	Asset-Backed Securities 7.3%
	Airlines 2.1%
	America West Airlines 2000-1 Pass Through Trust 8.057%, due 7/2/20	$1,987,526	$1,942,807
	American Airlines Pass-Through Trust
	Series 2001-1, Class A1 6.977%, due 11/23/22	1,778,064	1,493,574
	Series 2001-1, Class C 7.379%, due 5/23/16	637,629	548,361
	Continental Airlines, Inc. Series 2004-ERJ1, Class A 9.558%, due 3/1/21	2,144,315	2,015,656
	United Air Lines, Inc. Series 2009-2, Class A 9.75%, due 1/15/17	1,432,347	1,548,725
			7,549,123
	Home Equity 3.5%
	Citigroup Mortgage Loan Trust, Inc. Series 2007-AHL2, Class A3A 0.399%, due 5/25/37 (a)	1,578,035	1,165,138
	Equifirst Loan Securitization Trust Series 2007-1, Class A2A 0.389%, due 4/25/37 (a)	353,617	325,119
	First NLC Trust Series 2007-1, Class A1 0.399%, due 8/25/37 (a)(b)	1,744,750	1,166,374
	GSAA Home Equity Trust
	Series 2006-14, Class A1 0.379%, due 9/25/36 (a)	630,281	289,143
	Series 2007-5, Class 2A1A 0.386%, due 5/25/37 (a)	871,115	545,132
	Series 2006-18, Class AV1 0.399%, due 11/25/36 (a)	377,450	365,537
	Home Equity Loan Trust Series 2007-FRE1, Class 2AV1 0.459%, due 4/25/37 (a)	1,081,489	878,300
	HSI Asset Securitization Corp. Trust Series 2006-HE2, Class 2A1 0.379%, due 12/25/36 (a)	693,709	635,341
	JP Morgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF1 0.429%, due 3/25/47 (a)	1,545,186	1,047,947
	Merrill Lynch Mortgage Investors Trust Series 2007-MLN1, Class A2A 0.439%, due 3/25/37 (a)	1,318,338	869,916
	Morgan Stanley ABS Capital I, Inc. Series 2006-HE8, Class A2B 0.429%, due 10/25/36 (a)	490,000	399,921
	Renaissance Home Equity Loan Trust Series 2007-2, Class AF1 5.893%, due 6/25/37	3,486,213	2,629,361
	Soundview Home Equity Loan Trust
	Series 2007-OPT1, Class 2A1 0.409%, due 6/25/37 (a)	1,439,568	1,185,255
	Series 2006-EQ2, Class A2 0.439%, due 1/25/37 (a)	1,621,544	1,345,813
			12,848,297
	Student Loans ABS 1.7%
	Keycorp Student Loan Trust
	Series 2006-A, Class 2A2 0.617%, due 6/27/25 (a)	3,370,832	3,198,972
	Series 2000-A, Class A2 0.817%, due 5/25/29 (a)	1,696,412	1,461,945
	Rutland Rated Investments Series DRYD-1A, Class A1AL 0.889%, due 6/20/13 (a)(b)(c)(d)	750,000	583,050
	Securitized Asset Backed Receivables LLC Trust Series 2007-BR4, Class A2A 0.419%, due 5/25/37 (a)	1,643,724	1,100,153
			6,344,120
	Total Asset-Backed Securities (Cost $26,296,351)		26,741,540

	Convertible Bond 0.3%
	Holding Company - Diversified 0.3%
	Icahn Enterprises, L.P. 4.00%, due 8/15/13 (a)	1,125,000	1,001,250

	Total Convertible Bond (Cost $931,646)		1,001,250

	Corporate Bonds 57.1%
	Aerospace & Defense 1.2%
	Alliant Techsystems, Inc. 6.75%, due 4/1/16 (e)(f)	2,200,000	2,194,500
	L-3 Communications Corp. Class B 6.375%, due 10/15/15 (e)(f)	2,200,000	2,255,000
			4,449,500
	Airlines 2.3%
	American Airlines Pass-Through Trust Series 2001-1, Class B 7.377%, due 5/23/19	2,476,368	2,104,913
	Continental Airlines, Inc.
	7.875%, due 1/2/20	301,506	289,445
	9.798%, due 4/1/21	1,423,513	1,338,102
	Delta Air Lines, Inc. 12.25%, due 3/15/15 (b)	3,379,000	3,704,229
	Northwest Airlines, Inc. Series 2007-1, Class A 7.027%, due 11/1/19	987,564	948,062
			8,384,751
	Auto Manufacturers 3.2%
	Ford Holdings LLC 9.30%, due 3/1/30 (f)	2,475,000	2,586,375
	Ford Motor Co.
	8.90%, due 1/15/32	410,000	415,125
	9.98%, due 2/15/47 (f)	2,000,000	2,120,000
¤	General Motors Corp.
	7.375%, due 5/23/48 (g)	350,000	112,000
	8.375%, due 7/15/33 (g)	16,275,000	5,614,875
	8.80%, due 3/1/21 (g)	488,000	163,480
	9.40%, due 7/15/21 (g)	2,000,000	650,000
			11,661,855
	Auto Parts & Equipment 0.6%
	Goodyear Tire & Rubber Co. (The) 10.50%, due 5/15/16	1,970,000	2,206,400

	Banks 4.8%
	BAC Capital Trust XIV 5.63%, due 9/29/49 (a)	1,000,000	700,000
	Bank of America Corp. 8.00%, due 12/29/49	504,000	507,210
	Capital One Capital IV 6.745%, due 2/5/82 (f)	2,975,000	2,729,563
¤	CIT Group, Inc.
	7.00%, due 5/1/14	1,423,941	1,384,783
	7.00%, due 5/1/15	848,941	818,167
	7.00%, due 5/1/16	1,414,904	1,347,696
	7.00%, due 5/1/17	2,980,867	2,809,467
	Fifth Third Capital Trust IV 6.50%, due 4/15/67	2,000,000	1,720,000
	SunTrust Bank 7.25%, due 3/15/18 (f)	2,000,000	2,200,950
	Wachovia Capital Trust III 5.80%, due 3/29/49	1,000,000	846,300
	Wells Fargo & Co. 7.98%, due 3/29/49 (a)	770,000	793,100
	Whitney National Bank 5.875%, due 4/1/17	2,000,000	1,812,654
			17,669,890
	Building Materials 1.4%
	Nortek, Inc. 11.00%, due 12/1/13	2,688,933	2,870,436
	U.S. Concrete, Inc. 8.375%, due 4/1/14 (g)	1,645,000	863,625
	USG Corp. 6.30%, due 11/15/16	1,625,000	1,409,687
			5,143,748
	Chemicals 2.6%
	CF Industries, Inc. 6.875%, due 5/1/18	2,900,000	3,045,000
	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
	8.875%, due 2/1/18	1,480,000	1,426,350
	9.75%, due 11/15/14	500,000	498,125
	Huntsman International LLC 8.625%, due 3/15/20 (b)	2,150,000	2,107,000
	Innophos, Inc. 8.875%, due 8/15/14	820,000	845,625
	Lyondell Chemical Co. 11.00%, due 5/1/18	1,516,673	1,632,319
			9,554,419
	Coal 0.6%
	Arch Western Finance LLC 6.75%, due 7/1/13 (e)(f)	2,260,000	2,271,300

	Commercial Services 1.9%
	Avis Budget Car Rental LLC 7.625%, due 5/15/14	1,005,000	992,438
	Corrections Corp. of America 6.25%, due 3/15/13 (e)(f)	2,200,000	2,233,000
	Ford Holdings, Inc. 9.375%, due 3/1/20	210,000	217,350
	Iron Mountain, Inc. 7.75%, due 1/15/15 (e)(f)	2,200,000	2,222,000
	United Rentals North America, Inc.
	7.00%, due 2/15/14	230,000	228,275
	9.25%, due 12/15/19	895,000	944,225
			6,837,288
	Computers 0.7%
	SunGard Data Systems, Inc. 10.25%, due 8/15/15	1,030,000	1,081,500
	Unisys Corp. 14.25%, due 9/15/15 (b)	1,250,000	1,462,500
			2,544,000
	Diversified Financial Services 4.2%
	Capital One Capital III 7.686%, due 8/15/36	1,000,000	995,000
	GE Capital Trust II 5.50%, due 9/15/67	345,000	391,136
	General Electric Capital Corp. 6.50%, due 9/15/67	405,000	571,955
¤	GMAC LLC
	7.00%, due 2/1/12	1,000,000	1,018,823
	8.00%, due 11/1/31	6,645,000	6,465,505
	HSBC Finance Capital Trust IX 5.911%, due 11/30/35	1,480,000	1,295,000
	Icahn Enterprises, L.P./Icahn Enterprises Finance Corp. 7.75%, due 1/15/16	3,600,000	3,609,000
	SLM Corp. 8.00%, due 3/25/20	1,250,000	1,109,375
			15,455,794
	Electric 1.7%
	Calpine Corp. 7.25%, due 10/15/17 (b)	1,360,000	1,356,600
	Edison Mission Energy 7.50%, due 6/15/13	1,100,000	929,500
	Energy Future Holdings Corp. 12.00%, due 11/1/17 (h)	5,998,308	3,898,900
			6,185,000
	Entertainment 0.9%
	Isle of Capri Casinos, Inc. 7.00%, due 3/1/14	1,045,000	958,788
	Mohegan Tribal Gaming Authority
	7.125%, due 8/15/14	1,000,000	690,000
	8.00%, due 4/1/12	200,000	171,000
	Pinnacle Entertainment, Inc. 7.50%, due 6/15/15	1,495,000	1,450,150
			3,269,938
	Environmental Controls 0.6%
	Allied Waste North America, Inc. 5.75%, due 2/15/11 (e)(f)	2,200,000	2,247,744

	Food 0.5%
	Smithfield Foods, Inc. 7.00%, due 8/1/11	1,610,000	1,638,175

	Forest Products & Paper 1.0%
	Boise Cascade LLC 7.125%, due 10/15/14	3,440,000	3,233,600
	NewPage Corp. 10.00%, due 5/1/12 (f)	1,000,000	565,000
			3,798,600
	Health Care - Products 0.3%
	Bausch & Lomb, Inc. 9.875%, due 11/1/15 (e)(f)	1,165,000	1,229,075

	Health Care - Services 1.3%
	HCA, Inc. 6.50%, due 2/15/16	4,700,000	4,606,000

	Holding Company - Diversified 0.5%
	Reynolds Group Issuer, Inc. 8.50%, due 5/15/18 (b)	1,750,000	1,798,125

	Home Builders 1.2%
	K Hovnanian Enterprises, Inc. 10.625%, due 10/15/16	1,440,000	1,454,400
	Standard Pacific Corp. 8.375%, due 5/15/18	3,000,000	2,917,500
			4,371,900
	Insurance 5.3%
	American General Finance Corp. 6.90%, due 12/15/17	2,840,000	2,421,100
¤	American International Group, Inc.
	Series Reg S 8.00%, due 5/22/38 (a)	€3,750,000	4,056,056
	8.175%, due 5/15/68 (a)(f)	$4,000,000	3,460,000
	Hartford Financial Services Group, Inc. 6.00%, due 1/15/19	1,450,000	1,498,999
	Liberty Mutual Group, Inc. 7.80%, due 3/7/87 (b)	3,000,000	2,670,000
	Lincoln National Corp. 7.00%, due 5/17/66	1,840,000	1,664,096
	Pacific Life Insurance Co.
	7.90%, due 12/30/23 (b)	2,000,000	2,208,634
	9.25%, due 6/15/39 (b)	1,000,000	1,229,155
			19,208,040
	Iron & Steel 0.6%
	California Steel Industries, Inc. 6.125%, due 3/15/14	2,100,000	2,026,500

	Lodging 2.8%
	Boyd Gaming Corp. 7.75%, due 12/15/12 (f)	1,000,000	1,005,000
	Harrah's Operating Co., Inc.
	6.50%, due 6/1/16	1,050,000	693,000
	10.00%, due 12/15/18	1,681,000	1,414,141
	10.75%, due 2/1/16	791,000	664,440
	12.75%, due 4/15/18 (b)	1,720,000	1,672,700
	Mandalay Resort Group 6.375%, due 12/15/11	1,330,000	1,278,463
	MGM Mirage, Inc.
	5.875%, due 2/27/14	660,000	555,225
	6.625%, due 7/15/15	1,320,000	1,105,500
	7.50%, due 6/1/16	1,470,000	1,220,100
	11.125%, due 11/15/17	600,000	681,000
			10,289,569
	Machinery - Construction & Mining 0.6%
	Terex Corp. 7.375%, due 1/15/14 (e)(f)	2,200,000	2,238,500

	Media 1.0%
	CCH II LLC/CCH II Capital Corp. 13.50%, due 11/30/16	1,441,111	1,711,319
	Clear Channel Communications, Inc.
	6.875%, due 6/15/18	945,000	486,675
	7.25%, due 10/15/27	575,000	276,000
	Clear Channel Worldwide Holdings, Inc. 9.25%, due 12/15/17 (b)	1,250,000	1,300,000
			3,773,994
	Metal Fabricate & Hardware 0.5%
	Aleris International, Inc.
	1.00%, due 12/19/13	225,783	1,919
	6.00%, due 6/1/20 (c)(d)	11,797	12,705
	9.00%, due 12/15/14 (d)(g)	930,000	372
	Mueller Water Products, Inc. 7.375%, due 6/1/17	1,875,000	1,708,594
			1,723,590
	Mining 1.5%
	Century Aluminum Co. 8.00%, due 5/15/14	3,080,500	2,972,991
	Freeport-McMoRan Copper & Gold, Inc. 8.375%, due 4/1/17 (e)(f)	2,200,000	2,458,500
			5,431,491
	Miscellaneous - Manufacturing 0.4%
	American Railcar Industries, Inc. 7.50%, due 3/1/14	1,485,000	1,455,300

	Oil & Gas 2.6%
	Frontier Oil Corp. 6.625%, due 10/1/11 (e)(f)	2,200,000	2,211,000
¤	Linn Energy LLC 8.625%, due 4/15/20 (b)	4,755,000	5,052,187
	Tesoro Corp. 6.25%, due 11/1/12 (e)(f)	2,200,000	2,241,250
			9,504,437
	Oil & Gas Services 0.5%
	Hornbeck Offshore Services, Inc. Class B 6.125%, due 12/1/14 (e)(f)	2,000,000	1,795,000

	Packaging & Containers 0.9%
	Crown Americas LLC/Crown Americas Capital Corp. 7.625%, due 11/15/13 (e)(f)	880,000	914,100
	Owens-Brockway Glass Container, Inc. 6.75%, due 12/1/14 (e)(f)	2,200,000	2,238,500
			3,152,600
	Pipelines 0.5%
	Dynegy Holdings, Inc. 8.75%, due 2/15/12 (e)(f)	545,000	550,450
	MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp. 8.50%, due 7/15/16	150,000	158,250
	Williams Partners L.P./Williams Partners Finance Corp. 7.50%, due 6/15/11 (e)(f)	1,000,000	1,049,464
			1,758,164
	Real Estate Investment Trusts 0.1%
	iStar Financial, Inc. 5.875%, due 3/15/16	675,000	480,094

	Retail 2.4%
	Neiman Marcus Group, Inc. (The) 9.00%, due 10/15/15 (h)	2,107,751	2,157,810
	Nordstrom, Inc. 6.25%, due 1/15/18 (f)	3,000,000	3,441,456
	Phillips-Van Heusen Corp. 7.375%, due 5/15/20	3,000,000	3,127,500
			8,726,766
	Semiconductors 1.4%
¤	Freescale Semiconductor, Inc. 9.25%, due 4/15/18 (b)	5,000,000	5,162,500

	Telecommunications 3.8%
	Alcatel-Lucent USA, Inc. 6.45%, due 3/15/29	985,000	664,875
	American Tower Corp. 7.00%, due 10/15/17 (e)(f)	1,100,000	1,258,125
	Frontier Communications Corp. 7.05%, due 10/1/46	1,140,000	900,600
	MetroPCS Wireless, Inc. 9.25%, due 11/1/14	160,000	167,200
	New Communications Holdings, Inc. 8.50%, due 4/15/20 (b)	1,435,000	1,531,862
¤	Sprint Nextel Corp. 8.375%, due 8/15/17	7,000,000	7,315,000
	Viasat, Inc. 8.875%, due 9/15/16	1,900,000	2,037,750
	Windstream Holding of the Midwest, Inc. 6.75%, due 4/1/28	60,000	49,036
			13,924,448
	Transportation 0.7%
	Bristow Group, Inc. 6.125%, due 6/15/13	100,000	100,250
	KAR Holdings, Inc.
	8.75%, due 5/1/14	1,245,000	1,288,575
	10.00%, due 5/1/15	43,000	44,720
	PHI, Inc. 7.125%, due 4/15/13	1,100,000	1,050,500
			2,484,045
	Total Corporate Bonds (Cost $192,326,466)		208,458,540

	Foreign Bonds 12.7%
	Banks 4.1%
¤	ABN Amro Bank N.V. 4.31%, due 2/28/49	€5,000,000	4,691,277
	Anglo Irish Bank Corp., Ltd. 0.979%, due 6/19/17 (a)	2,500,000	1,145,382
	EGG Banking PLC 7.50%, due 5/29/49	£2,575,000	3,635,861
	HT1 Funding GmbH 6.352%, due 7/29/49	€2,250,000	1,847,245
	IKB Deutsche Industriebank A.G. 4.50%, due 7/9/13	3,200,000	3,523,719
			14,843,484
	Building Materials 0.1%
	PERI GmbH 5.625%, due 12/15/11	350,000	468,645

	Chemicals 0.4%
	Huntsman International LLC Series Reg S 6.875%, due 11/15/13	1,000,000	1,277,088

	Commercial Services 1.1%
	Hertz Holdings Netherlands B.V. Series Reg S 8.50%, due 7/31/15	3,000,000	4,075,604

	Diversified Financial Services 2.8%
	American General Finance Corp. 4.125%, due 11/29/13	1,500,000	1,617,236
	General Motors Acceptance Corp. of Canada, Ltd. 6.00%, due 5/23/12	405,000	527,776
	HBOS Capital Fund 6.461%, due 11/29/49 (a)	£2,010,000	2,324,491
	Northern Rock Asset Management PLC 9.375%, due 10/17/21	3,000,000	3,683,578
	SLM Corp. 4.75%, due 3/17/14	€1,750,000	2,002,421
			10,155,502
	Electric 0.6%
	Intergen N.V.
	8.50%, due 6/30/17	500,000	667,864
	Series Reg S 9.50%, due 6/30/17	£875,000	1,421,061
			2,088,925
	Holding Company - Diversified 0.4%
	Stena AB Series Reg S 7.875%, due 3/15/20	€1,000,000	1,270,572

	Home Builders 0.3%
	Taylor Wimpey PLC 7.925%, due 5/24/19 (a)	£826,181	1,257,509

	Insurance 0.6%
¤	American International Group, Inc.
	Series A2 5.75%, due 3/15/67 (a)	1,000,000	957,181
	Series Reg S 8.625%, due 5/22/68	1,000,000	1,310,240
			2,267,421
	Leisure Time 0.7%
	Royal Caribbean Cruises, Ltd. Series Reg S 5.625%, due 1/27/14	€1,050,000	1,272,554
	TUI A.G. 5.125%, due 12/10/12	1,000,000	1,244,509
			2,517,063
	Mining 0.2%
	Fortescue Metals Group, Ltd. Series Reg S 9.75%, due 9/1/13	650,000	897,871

	Real Estate 1.0%
	Prologis International Funding S.A. 7.625%, due 10/23/14	3,080,000	3,813,019

	Telecommunications 0.4%
	Softbank Corp. 7.75%, due 10/15/13	600,000	809,256
	Virgin Media Finance PLC 9.50%, due 8/15/16	500,000	726,506
			1,535,762

	Total Foreign Bonds (Cost $44,304,208)		46,468,465

	Loan Assignments & Participations 3.9% (i)
	Aerospace & Defense 0.3%
	BE Aerospace, Inc. Term Loan B 5.75%, due 7/28/14	$327,903	329,850
	Hawker Beechcraft Acquisition Co. LLC
	Term Loan 2.374%, due 3/26/14	927,886	747,850
	LC Facility Deposits 2.633%, due 3/26/14	55,330	44,595
			1,122,295
	Commercial Services 0.4%
	Aramark Corp.
	Synthetic Letter of Credit 2.223%, due 1/27/14	31,723	29,661
	Term Loan 2.408%, due 1/27/14	438,094	409,618
	Extended Letter of Credit 3.598%, due 7/26/16	57,145	54,890
	Extended Term Loan B 3.783%, due 7/26/16	868,929	834,650
			1,328,819
	Computers 0.3%
	SunGard Data Systems, Inc. Tranche B 4.003%, due 2/26/16	977,215	939,959

	Electrical Components & Equipment 0.2%
	Texas Competitive Electric Holdings Co. LLC Term Loan B1 3.846%, due 10/10/14	1,080,556	837,816

	Energy - Alternate Sources 0.4%
	Covanta Energy Corp.
	Synthetic Letter of Credit 1.934%, due 2/10/14	499,025	472,827
	Term Loan B 2.002%, due 2/10/14	980,702	929,215
			1,402,042
	Entertainment 0.2%
	Isle of Capri Casinos, Inc.
	New Delayed Draw Term Loan A 5.00%, due 11/25/13	170,753	161,106
	New Delayed Draw Term Loan B 5.00%, due 11/25/13	194,142	183,173
	New Term Loan B 5.00%, due 11/25/13	485,355	457,932
			802,211
	Forest Products & Paper 0.4%
	Domtar Corp. Tranche B Term Loan 1.712%, due 3/7/14	564,935	562,189
	Georgia-Pacific Corp. New Term Loan B 2.528%, due 12/21/12	970,681	952,922
			1,515,111
	Media 0.6%
	Charter Communications Operating LLC
	Replacement Term Loan 2.32%, due 3/6/14	267,890	253,859
	Extended Term Loan 3.79%, due 9/6/16	2,174,733	2,072,599
			2,326,458
	Oil & Gas 0.4%
	Hercules Offshore LLC Term Loan B 6.00%, due 7/11/13	804,004	712,046
	Precision Drilling Corp. Tranche B-1 Term Loan 9.25%, due 9/30/14	844,742	844,742
			1,556,788
	Telecommunications 0.3%
	MetroPCS Wireless, Inc.
	Term Loan B 2.625%, due 11/4/13	74,536	72,393
	3.875%, due 11/3/16	812,042	799,455
			871,848
	Transportation 0.4%
	Orbitz Worldwide, Inc. Term Loan 3.417%, due 7/25/14	783,328	731,525
	Travelport LLC Term Loan C 10.50%, due 8/23/13	762,300	763,571
			1,495,096

	Total Loan Assignments & Participations (Cost $13,550,060)		14,198,443

	Mortgage-Backed Securities 2.6%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 2.6%
	Banc of America Commercial Mortgage, Inc.
	Series 2005-J, Class 1A1 3.388%, due 11/25/35 (j)	1,129,213	934,564
	Series 2007-2, Class A4 5.689%, due 4/10/49 (j)	600,000	605,813
	Bear Stearns Commercial Mortgage Securities Series 2006-PW14, Class A4 5.201%, due 12/11/38	590,000	621,456
	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3, Class A5 5.617%, due 10/15/48	590,000	623,486
	Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2005-5, Class 1A3 5.50%, due 11/25/35	1,629,888	1,527,976
	Greenpoint Mortgage Funding Trust Series 2007-AR2, Class 1A1 0.459%, due 4/25/47 (a)	1,169,240	849,578
	GS Mortgage Securities Corp. II Series 2007-GG10, Class A4 5.808%, due 8/10/45 (j)	635,000	640,624
	Indymac Index Mortgage Loan Trust Series 2004-AR4, Class 3A 2.666%, due 8/25/34 (j)	979,348	822,523
	Structured Asset Securities Corp. Series 2005-11H, Class A2 5.00%, due 6/25/35 (d)	651,003	503,578
	WaMu Mortgage Pass Through Certificates Series 2006-AR14, Class 1A1 5.521%, due 11/25/36 (j)	1,436,705	1,287,214
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A2 5.46%, due 7/25/36 (j)	1,153,043	1,020,152

	Total Mortgage-Backed Securities (Cost $8,473,581)		9,436,964

	Yankee Bonds 8.1% (k)
	Banks 0.8%
	Barclays Bank PLC 8.55%, due 9/29/49 (b)	3,000,000	3,000,000

	Biotechnology 0.6%
	FMC Finance III S.A. 6.875%, due 7/15/17 (e)(f)	2,100,000	2,178,750

	Commercial Services 0.0%‡
	Ashtead Holdings PLC 8.625%, due 8/1/15 (b)	150,000	151,875

	Forest Products & Paper 0.4%
	Norske Skogindustrier A.S.A. 7.125%, due 10/15/33 (b)	2,275,000	1,399,125

	Home Builders 0.3%
	Desarrolladora Homex S.A. de C.V. 7.50%, due 9/28/15 (f)	1,000,000	1,020,500

	Leisure Time 0.5%
	Royal Caribbean Cruises, Ltd. 7.50%, due 10/15/27 (f)	2,000,000	1,780,000

	Mining 1.3%
	FMG Finance Property, Ltd. 10.00%, due 9/1/13 (b)	945,000	1,034,775
	Novelis, Inc. 7.25%, due 2/15/15	3,545,000	3,624,762
			4,659,537
	Miscellaneous - Manufacturing 1.1%
	Bombardier, Inc.
	7.75%, due 3/15/20 (b)	2,745,000	2,957,738
	8.00%, due 11/15/14 (b)(e)(f)	1,050,000	1,099,875
			4,057,613
	Oil & Gas 1.8%
¤	Anadarko Finance Co. 7.50%, due 5/1/31	5,000,000	4,876,165
	Compton Petroleum Finance Corp. 7.625%, due 12/1/13	1,335,000	1,153,106
	Petroplus Finance, Ltd. 6.75%, due 5/1/14 (b)	520,000	468,000
			6,497,271
	Oil & Gas Services 0.6%
	Compagnie Generale de Geophysique 7.50%, due 5/15/15 (e)(f)	2,200,000	2,156,000

	Telecommunications 0.7%
	Nordic Telephone Co. 8.875%, due 5/1/16 (b)	1,000,000	1,052,500
	Satelites Mexicanos S.A. de C.V. 9.283%, due 11/30/11 (a)	1,865,000	1,659,850
			2,712,350
	Total Yankee Bonds (Cost $26,123,745)		29,613,021

	Total Long-Term Bonds (Cost $312,006,057)		335,918,223

		Shares	Value
	Common Stocks 2.0%
	Auto Manufacturers 0.1%
	Ford Motor Co. (l)	25,000	319,250

	Building Materials 0.0%‡
	Nortek, Inc. (l)	2,010	84,671

	Chemicals 0.2%
	Lyondell Chemical Co. (l)	19,863	357,534
	LyondellBasell Industries, N.V., Class B (l)	18,205	327,690
			685,224
	Diversified Financial Services 1.2%
¤	CIT Group, Inc. (l)	71,914	2,614,793
	Citigroup, Inc. (l)	396,461	1,625,490
			4,240,283
	Metal Fabricate & Hardware 0.1%
	Aleris International, Inc. (c)(d)	13,652	477,820

	Packaging & Containers 0.4%
	Smurfit-Stone Container Corp. (l)	63,586	1,325,768

	Total Common Stocks (Cost $6,121,412)		7,133,016

	Convertible Preferred Stocks 3.8%
	Auto Manufacturers 3.1%
¤	Ford Motor Co. Capital Trust II 6.50%	245,720	11,435,809

	Diversified Financial Services 0.7%
	SG Preferred Capital II LLC 6.30% (b)	3,000	2,593,125
	Total Convertible Preferred Stocks (Cost $13,963,926)		14,028,934

		Principal Amount	Value
	Short-Term Investment 6.5%
	Repurchase Agreement 6.5%
	State Street Bank and Trust Co. 0.01%, dated 7/30/10 due 8/2/10 Proceeds at Maturity $23,884,409 (Collateralized by a United States Treasury Note with a rate of 3.125% and a maturity date of 4/30/17, with a Principal Amount of $22,985,000 and a Market Value of $24,366,399)	$23,884,389	23,884,389

	Total Short-Term Investment (Cost $23,884,389)		23,884,389

	Total Investments, Before Investments Sold Short (Cost $355,975,784) (m)	104.3%	380,964,562

	Long-Term Bonds Sold Short (8.6%)
	Corporate Bonds Sold Short (3.3%)
	Banks (0.6%)
	SunTrust Bank 7.25%, due 3/15/18	(2,000,000)	(2,200,950)

	Entertainment (0.5%)
	Mohegan Tribal Gaming Authority 7.125%, due 8/15/14	(1,000,000)	(690,000)
	Speedway Motorsports, Inc. 6.75%, due 6/1/13	(1,000,000)	(1,007,500)
			(1,697,500)
	Food (0.3%)
	Dean Foods Co. 7.00%, due 6/1/16	(1,000,000)	(957,500)

	Forest Products & Paper (0.2%)
	NewPage Corp. 10.00%, due 5/1/12	(1,000,000)	(565,000)

	Lodging (0.5%)
	Boyd Gaming Corp. 7.75%, due 12/15/12	(2,000,000)	(2,010,000)

	Media (0.3%)
	Time Warner Cable, Inc. 8.75%, due 2/14/19	(1,000,000)	(1,286,974)

	Retail (0.9%)
	Nordstrom, Inc. 6.25%, due 1/15/18	(3,000,000)	(3,441,456)

	Total Corporate Bonds Sold Short (Proceeds $11,722,826)		(12,159,380)

	U.S. Government Sold Short (2.7%)
	United States Treasury Note 3.50%, due 2/15/18	(9,000,000)	(9,717,192)

	Total U.S. Government Sold Short (Proceeds $8,946,188)		(9,717,192)

	Yankee Bonds Sold Short (2.2%) (k)
	Home Builders (0.3%)
	Desarrolladora Homex S.A. de C.V. 7.50%, due 9/28/15	(1,000,000)	(1,020,500)

	Leisure Time (0.5%)
	Royal Caribbean Cruises, Ltd. 7.50%, due 10/15/27	(2,000,000)	(1,780,000)

	Oil & Gas (1.4%)
	Anadarko Petroleum Corp. 7.625%, due 3/15/14	(5,000,000)	(5,260,015)

	Total Yankee Bonds Sold Short (Proceeds $7,687,542)		(8,060,515)

	Total Long-Term Bonds Sold Short (Proceeds $28,356,556)		(29,937,087)

		Shares	Value
	Common Stock Sold Short (0.4%)
	Smurfit-Stone Container Corp. (l)	(63,586)	(1,325,768)

	Total Common Stock Sold Short (Proceeds at $1,797,683)		(1,325,768)

	Total Investments Sold Short (Proceeds $30,154,239)	(8.6)%	(31,262,855)

	Total Investments, Net of Investments Sold Short (Cost $325,821,545)	95.7	349,701,707

	Other Assets, Less Liabilities	4.3	15,680,467

	Net Assets	100.0%	$365,382,174

¤	Among the Fund's 10 largest issuers held, as of July 31, 2010, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown is the rate in effect at July 31, 2010.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)	Fair valued security. The total market value of these securities at July 31, 2010 is $1,073,575, which represents 0.3% of the Fund's net assets.
(d)	Illiquid security. The total market value of these securities at July 31, 2010 is $1,577,525, which represents 0.4% of the Fund's net assets.
(e)
Operationally illiquid security - The total market value of these securities at July 31, 2010 is $37,042,133, which represents 10.1% of the Fund's net assets. The Fund is unable to sell these securities as they are pledged collateral for the benefit of Lehman Brothers International Europe.

(f)	Security, or a portion thereof, is maintained in a segregated account at the Fund's custodian as collateral for securities sold short.
(g)	Issue in default.
(h)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(i)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at July 31, 2010. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(j)
Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect at July 31, 2010.

(k)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(l)	Non-income producing security.
(m)	At July 31, 2010, cost is $355,982,709 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$30,453,331
Gross unrealized depreciation	(5,471,478)

Net unrealized appreciation	$24,981,853

The following abbreviations are used in the above portfolio:
€	-Euro
£	-British Pound Sterling

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities (b)	$—	$26,158,490	$583,050	$26,741,540
Convertible Bonds	—	1,001,250	—	1,001,250
Corporate Bonds (c)	—	208,445,835	12,705	208,458,540
Foreign Bonds	—	46,468,465	—	46,468,465
Loan Assignments & Participations	—	14,198,443	—	14,198,443
Mortgage-Backed Securities	—	9,436,964	—	9,436,964
Yankee Bonds	—	29,613,021	—	29,613,021
Total Long-Term Bonds	—	335,322,468	595,755	335,918,223
Common Stocks (d)	6,655,196	—	477,820	7,133,016
Convertible Preferred Stocks	14,028,934	—	—	14,028,934
Short-Term Investment
Repurchase Agreement	—	23,884,389	—	23,884,389
Total Investments in Securities	$20,684,130	$359,206,857	$1,073,575	$380,964,562

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The level 3 security valued at $583,050 is held in Student Loans ABS within the Asset-Backed Securities section of the Portfolio of Investments.
(c)	The level 3 security valued at $12,705 is held in Metal Fabricate & Hardware within the Corporate Bonds section of the Portfolio of Investments.
(d)	The level 3 security valued at $477,820 is held in Metal Fabricate & Hardware within the Common Stocks section of the Portfolio of Investments.

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Long-Term Bonds Sold Short
Corporate Bonds Sold Short	$—	$(12,159,380)	$—	$(12,159,380)
U.S. Government Sold Short	—	(9,717,192)	—	(9,717,192)
Yankee Bonds Sold Short	—	(8,060,515)	—	(8,060,515)
Total Long-Term Bonds Sold Short		(29,937,087)		(29,937,087)
Common Stock Sold Short	(1,325,768)	—	—	(1,325,768)
Total Investments in Securities Sold Short	(1,325,768)	(29,937,087)	—	(31,262,855)
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	(1,527,341)	—	(1,527,341)
Total Investments in Securities Sold Short and Other Financial Instruments	$(1,325,768)	$(31,464,428)	$—	$(32,790,196)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized depreciation as shown on the table of foreign currency forward contracts.

At July 31, 2010, the Fund did not have any transfers between Level 1 and Level 2.

The Fund recognizes transfers between the levels as of the beginning of the period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of July 31, 2010	Change in Unrealized Appreciation (Depreciation) from Investments Held at July 31, 2010
Long-Term Bonds
Assets-Backed Securities
Student Loans ABS	$530,107	$34,536	$-	$18,407	$-	$-	$-	$-	$583,050	$18,407
Corporate Bonds
Metal Frabricate & Hardware	-	-	-	3,833	8,872	-	-	-	12,705	3,833
Real Estate Investment Trusts	1,012,954	(3,596)		(9,358)		(1,000,000)	-	-	-	-
Common Stocks
Metal Fabricate & Hardware	-	-	-	(444,544)	922,364	-	-		477,820	(444,544)
Total	$1,543,061	$30,940	$-	$(431,662)	$931,236	$(1,000,000)	$-	$-	$1,073,575	$(422,304)

As of July 31, 2010, the Fund held the following foreign currency forward contracts:

	Counterparty	Contract Amount Purchased			Contract Amount Sold		Unrealized Appreciation/ (Depreciation)
Foreign Currency Sale Contracts:
Japanese yen vs. U.S. Dollar, expiring 8/18/10	JPMorgan Chase Bank	USD	20,688,795	JPY	1,825,000,000	USD	(437,710)
Euro vs. U.S. Dollar, expiring 8/18/10	JPMorgan Chase Bank		35,513,250	EUR	27,850,000		(779,225)
Pound Sterling vs. U.S. Dollar, expiring 8/18/10	JPMorgan Chase Bank		11,928,090	GBP	7,800,000		(310,406)
Net unrealized depreciation on foreign currency forward contracts						USD	(1,527,341)

As of July 31, 2010, the Fund held the following foreign currencies:

		Currency		Cost		Value
Euro	EUR	15,131	USD	19,790	USD	19,718
Pound Sterling	GBP	5,061		7,902		7,942
Total			USD	27,692	USD	27,660

Eclipse Funds Inc.

NOTES TO PORTFOLIOS OF INVESTMENTS July 31, 2010 unaudited

SECURITIES VALUATION.

The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") and follows the significant accounting policies described below.

Debt securities are valued at prices supplied by a pricing agent or broker selected by the Fund's Manager, in consultation with the Fund's Subadvisor, if any, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Fund's Manager in consultation with the Funds' Subadvisor, if any, to be representative of market values, at the regular close of trading of the New York Stock Exchange ("Exchange") (generally 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date"). Investments in other mutual funds are valued at their net asset values ("NAVs") as of the close of the Exchange on the evaluation date.

Equity securities are valued at the latest quoted sales prices as of the close of regular trading on the Exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices.  Prices normally are taken from the principal market in which each security trades.  Foreign currency forward contracts are valued at their fair market values determined on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from a pricing service. The Trust has engaged an independent pricing service to provide market value quotations from dealers in loans. Options and futures contracts are valued at the last posted settlement price on the market where such options or futures contracts are principally traded.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.  Other temporary cash investments which mature in 60 days or less ("short-term investments") are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Fund’s Board to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's Manager or Subadvisor (if applicable), reflect the security’s market value; and (vi) a security where the trading on that security’s principal market is temporarily closed at a time when, under normal conditions, it would be open. At July 31, 2010, the High Yield Opportunities Fund held securities with a value of $1,073,575 that were valued in such a manner.

Certain events may occur between the time that foreign markets close, on which securities held by the Fund principally trade and the time at which the Fund’s NAV is calculated. These events may include, but are not limited to, situations relating to a single issue in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor conclude that such events may have affected the accuracy of the last price reported on the local foreign market, the Manager or Subadvisor may, pursuant to procedures adopted by the Fund's Board, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. Additionally, international equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with the Fund’s policies and procedures. At July 31, 2010, certain foreign equity securities held by the High Yield Opportunities Fund were not fair valued.

"Fair value" is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Fair value measurements are determined within a framework which has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances.  The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The aggregate value by input level, as of July 31, 2010, for the Fund's investments is included at the end of the Fund's Portfolio of Investments.

The valuation techniques used by the Fund to measure fair value during the period ended July 31, 2010, maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund may have utilized some of the following fair value techniques: multi-dimensional relational pricing models, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation, when there are significant events after the close of local foreign markets. For the period ended July 31, 2010, there have been no changes to the fair value methodologies.

Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued. Its illiquidity might prevent the sale of such security at a time when the Manager or Subadvisor, if any, might wish to sell, and could have the effect of decreasing the overall level of a Fund's liquidity. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Illiquid securities generally will be valued in such manner as the Board in good faith deems appropriate to reflect their fair market value.

On September 15, 2008, one of the Fund's trading counterparties, Lehman Brothers International (Europe) ("LBIE"), was placed in insolvency administration under the U.K. Insolvency Act. As a result, the Fund has been unable to close out open short positions with LBIE and has been unable to sell or substitute out the securities that are pledged as collateral for these open short positions. While this has not impacted the Fund’s ability to implement its investment strategy to date, until these securities are made available, there may be an impact on the Fund's ability to fully implement its investment strategy. The Fund has been pursuing efforts to return the borrowed securities and secure the release of collateral. In furtherance of the Fund’s efforts to secure the release of the collateral, on August 27, 2010, the Fund filed a motion in the U.S. insolvency proceedings relating to Lehman Brothers Inc. seeking to secure the release of the collateral. However, the Fund cannot assure that these efforts will be successful.

In order to mitigate any potential negative impact on the Fund and its shareholders which may result from a final judicial determination that the Fund is not entitled to the unfettered use and ownership of the collateral, the Fund and New York Life Insurance Company (“New York Life”), an affiliate of the Fund’s adviser, have entered into an agreement with respect to the collateral. Pursuant to that agreement, at the conclusion of the bankruptcy appeal process, should the Fund be entitled to obtain less than 100 percent of the then current market value of the collateral, New York Life will contribute to the Fund the difference between the value of the assets ultimately returned to the Fund and the then current market value of the collateral.

As of August 25, 2010, the Fund had pledged approximately 12.02% of its net assets to cover its open short positions with LBIE. These pledged securities are held in an account with the Fund's custodian, State Street Bank and Trust Company, for the benefit of LBIE. To the extent that the Fund determines that these securities are illiquid, either due to the operational restraints discussed above or for any other reason, the Fund will not purchase additional illiquid securities if at the time of purchase the value of all portfolio securities deemed illiquid represents more than 15% the Fund's net assets. However, the Fund may obtain illiquid securities as a result of a corporate action on an existing security held by the Fund, if the Fund's portfolio managers believe that holding such illiquid security is in the best interest of the Fund and its shareholders. The Fund may change any such determination at any time without notice to shareholders.

New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU 2010-06 requires reporting entities to make new disclosures about amount and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchased, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures. The new and revised disclosure requirements are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchased, sales, issuances, and settlements in the roll forward activity in Level 3 fair value measures, which are effective for fiscal years beginning after December 15, 2010. As of July 31, 2010, the Fund has adopted ASU 2010-06. The adoption of ASU 2010-06 has not impacted the amounts reported in the financial statements; however, there are additional disclosures in the Fund’s Portfolio of Investments.

Item 2.  Controls and Procedures.

(a)
Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the Registrant’s Internal Control over Financial Reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s Internal Control over Financial Reporting.

Item 3.  Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

ECLIPSE FUNDS INC.
By: /s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer
Date:	September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer
Date:	September 29, 2010

By: /s/ Jack R. Benintende
Jack R. Benintende Treasurer and Principal Financial and Accounting Officer
Date:	September 29, 2010